Condensed Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	$ 311,017	$ 178,764	$ 150,297
Cash Flows From Investing Activities:
Additions to property and equipment, including pre-delivery deposits	(290,699)	(281,903)	(140,460)
Purchases of short-term investments			(109,623)
Sales of short and long-term investments			141,410
Net cash used in investing activities	(290,699)	(281,903)	(108,673)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,488	226	1,477
Convertible Notes:
Issuance of convertible notes		86,250
Purchase of call options and sale of common stock warrants, net		(19,504)
Proceeds from issuance of warrants		11,948
Long-term borrowings	133,000	132,000	54,746
Treasury stock repurchase			(9,998)
Repayments of long-term debt and capital lease obligations	(49,129)	(80,023)	(101,176)
Debt issuance costs	(3,828)	(8,726)	(2,837)
Other	(84)	46	463
Net cash provided by (used in) financing activities	81,447	122,217	(57,325)
Net increase (decrease) in cash and cash equivalents	101,765	19,078	(15,701)
Cash and cash equivalents - Beginning of Year	304,115	285,037	300,738
Cash and cash equivalents - End of Year	405,880	304,115	285,037
Parent Issuer / Guarantor
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	10,669	(7,954)	(2,301)
Cash Flows From Investing Activities:
Net payment (to) from subsidiaries	(25,750)	9,676	2,760
Net cash used in investing activities	(25,750)	9,676	2,760
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,488	226	1,477
Convertible Notes:
Issuance of convertible notes		86,250
Purchase of call options and sale of common stock warrants, net		(19,504)
Proceeds from issuance of warrants		11,948
Treasury stock repurchase			(9,998)
Debt issuance costs		(3,390)
Net cash provided by (used in) financing activities	1,488	75,530	(8,521)
Net increase (decrease) in cash and cash equivalents	(13,593)	77,252	(8,062)
Cash and cash equivalents - Beginning of Year	97,219	19,967	28,029
Cash and cash equivalents - End of Year	83,626	97,219	19,967
Subsidiary Issuer / Guarantor
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	299,845	186,465	152,949
Cash Flows From Investing Activities:
Additions to property and equipment, including pre-delivery deposits	(272,243)	(281,903)	(140,460)
Purchases of short-term investments			(109,623)
Sales of short and long-term investments			141,410
Net cash used in investing activities	(272,243)	(281,903)	(108,673)
Convertible Notes:
Long-term borrowings	133,000	132,000	54,746
Repayments of long-term debt and capital lease obligations	(49,129)	(80,023)	(101,176)
Debt issuance costs	(3,828)	(5,336)	(2,837)
Net payments (to) from parent company	(9,250)	(9,676)	(2,760)
Other	(84)	46	463
Net cash provided by (used in) financing activities	70,709	37,011	(51,564)
Net increase (decrease) in cash and cash equivalents	98,311	(58,427)	(7,288)
Cash and cash equivalents - Beginning of Year	205,656	264,083	271,371
Cash and cash equivalents - End of Year	303,967	205,656	264,083
Non-Guarantor Subsidiaries
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	503	253	(351)
Cash Flows From Investing Activities:
Additions to property and equipment, including pre-delivery deposits	(18,456)
Net cash used in investing activities	(18,456)
Convertible Notes:
Net payments (to) from parent company	35,000
Net cash provided by (used in) financing activities	35,000
Net increase (decrease) in cash and cash equivalents	17,047	253	(351)
Cash and cash equivalents - Beginning of Year	1,240	987	1,338
Cash and cash equivalents - End of Year	18,287	1,240	987
Eliminations
Cash Flows From Investing Activities:
Net payment (to) from subsidiaries	25,750	(9,676)	(2,760)
Net cash used in investing activities	25,750	(9,676)	(2,760)
Convertible Notes:
Net payments (to) from parent company	(25,750)	9,676	2,760
Net cash provided by (used in) financing activities	$ (25,750)	$ 9,676	$ 2,760